FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details) - Currency risk
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, R$ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 AED (د.إ)	Dec. 31, 2021 CZK (Kč)	Dec. 31, 2021 HUF (Ft)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 CZK (Kč)	Dec. 31, 2020 HUF (Ft)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 PLN (zł)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (886)	$ (1,219)	$ (973)
Net income	0	0	0
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders				$ 142									$ 339											$ 521
OCI	(11)	(27)	(41)
Net income	0	0	0
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders					$ 1,560									$ 1,708											$ 2,056
OCI	(106)	(124)	(158)
Net income	0	0	0
British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £						£ 4,059									£ 6,375											£ 4,206
OCI	(490)	(863)	(575)
Net income	0	0	0
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 690									€ 1,297											€ 328
OCI	(74)	(147)	(40)
Net income	0	0	0
Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$								R$ 3,129									R$ 745											R$ 3,364
OCI	(60)	(13)	(65)
Net income	0	0	0
Indian Rupee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨									₨ 33,212									₨ 617											₨ 28,281
OCI	(40)	(1)	(39)
Net income	0	0	0
Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders																																			$ 0
OCI			0
Net income			0
Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥										¥ 2,554									¥ 730											¥ 1,084
OCI	(37)	(11)	(17)
Net income	0	0	0
South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩											₩ 417,865									₩ 289,443											₩ 204,795
OCI	(33)	(24)	(19)
Net income	0	0	0
United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ												د.إ 1,287									د.إ 342											د.إ 708
OCI	(35)	(9)	(19)
Net income	$ 0	0	0
Czech Koruna
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Kč																						Kč 5											Kč 8
OCI		0	0
Net income		0	0
Hungarian Forint
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Ft																							Ft 5											Ft 334
OCI		0	0
Net income		$ 0	0
Poland Zloty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | zł																																				zł 3
OCI			0
Net income			$ 0